Impairment tests	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Impairment tests

Note 4. Impairment tests

Accounting policy

Amortizable intangible assets and depreciable tangible assets are tested for impairment when there is an indicator of impairment. Goodwill is tested for impairment at least once a year. Impairment tests involve comparing the carrying amount of cash-generating units with their recoverable amount. The recoverable amount of an asset is the higher of (i) its fair value less costs to sell and (ii) its value in use. If the recoverable amount of any asset is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.

Our cash-generating units (“CGUs”) correspond to the operating/reportable segments: Therapeutics and Plants.

Results of impairment test

No indicator of impairment has been identified for any intangible or tangible assets in either of the CGUs for the years ended December 31, 2016 or 2018. In 2017, as we had the willingness to discontinue the lease of the facility in Montvale, New Jersey (USA), we recorded a $0.8 million tangible assets impairment.